Restructuring Level 3 (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]
The following table summarizes restructuring information by reporting segment:

	Epoxy, Phenolic and Coating Resins	Corporate and Other	Total
Restructuring costs expected to be incurred	$11	$6	$17
Cumulative restructuring costs incurred through December 31, 2015	$11	$6	$17

Accrued liability at December 31, 2013	$—	$—	$—
Restructuring charges	10	3	13
Payments	(1)	—	(1)
Accrued liability at December 31, 2014	$9	$3	$12
Restructuring charges	1	3	4
Payments	(9)	(4)	(13)
Accrued liability at December 31, 2015	$1	$2	$3